POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net deferred pension liability	CAD (66)	CAD (62)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	1,890	1,619
Accrued benefit obligations	(2,342)	(2,006)
Deferred pension asset	8	17
Deferred pension liability	(460)	(404)
Net deferred pension liability	CAD (452)	CAD (387)